Accumulated Other Comprehensive Income Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities (gains) losses reclassified into earnings									$ (2,130)	$ (1,156)	$ (764)
Net periodic employee benefit cost									(47,847)	(51,749)	(51,430)
Income tax expense	$ (5,793)	$ (5,129)	$ (6,125)	$ (11,367)	$ (5,961)	$ (6,010)	$ (6,497)	$ (5,803)	(28,414)	(24,271)	(25,275)
Net effect on accumulated other comprehensive loss	$ (13,515)	$ (10,607)	$ (11,983)	$ (17,992)	$ (14,530)	$ (11,872)	$ (12,757)	$ (13,803)	(54,097)	(52,962)	(48,215)
Unrealized Gains (Losses) on Securities Available-for-Sale | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities (gains) losses reclassified into earnings									(2,130)	(1,156)	(764)
Income tax expense									786	427	282
Net effect on accumulated other comprehensive loss									$ (1,344)	$ (729)	$ (482)